                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                       Supplement dated January 29, 2004
              to Retail Shares Prospectus dated November 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS

On January 26, 2004 the Board of Trustees of the HighMark Funds approved the closing of HighMark Funds Class B Shares to purchases by new and existing investors. The Class B Shares will not accept purchases by new and existing investors after the close of business on January 30, 2004. As a result of this approval, the following changes have been made to the prospectus:

     On January 31, 2004 the Class B Shares of the HighMark Balanced Fund, HighMark Core Equity Fund, HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Small Cap Growth Fund, HighMark Small Cap Value Fund, HighMark Value Momentum Fund, Bond Fund, HighMark California Intermediate Tax-Free Bond Fund will be closed to purchases by new and existing investors. Existing investors, however, may still reinvest distributions in Class B shares of the Funds.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SU-013-0100

                                 HIGHMARK FUNDS

                               MONEY MARKET FUNDS

                       Supplement dated January 29, 2004
              to Retail Shares Prospectus dated November 30, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT WHICH IS CONTAINED IN THE PROSPECTUS. PLEASE KEEP THIS SUPPLEMENT AND READ IT TOGETHER WITH THE PROSPECTUS

On January 26, 2004 the Board of Trustees of the HighMark Funds approved the closing of HighMark Funds Class B Shares to new and existing investors. The Class B Shares will not accept purchases by new and existing investors after the close of business on January 30, 2004. As a result of this approval, the following changes have been made to the prospectus:

     On January 31, 2004 the Class B Shares of the HighMark U.S. Government Money Market Fund will be closed to new and existing investors. Existing investors, however, may still reinvest distributions in Class B shares of the Funds.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

HMK-SU-014-0100